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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

JGD Management Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

350 Park Avenue                       New York              NY             10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Adam J. Semler            CPA, Chief Financial Officer             212-651-0500
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                /s/ Adam J. Semler
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        New York, NY             8/13/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  33,556,482

Form 13F Information Table Value Total: $713,336,261
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ARENA
PHARMACEUTICALS COM         COMMON        040047102     762,250     25,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
AT & T CDA INC DEPS
RCPT CL B                   COMMON        00207Q202   3,392,457    112,594  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM LIB GRP A     COMMON        001957208  24,628,246  1,408,133  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP INTL NEW COM   COMMON        09067J109   1,087,500     25,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP COM            COMMON        151313103   9,750,000    500,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW COM   COMMON        25179M103   5,250,000    100,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
F M C CORP COM NEW          COMMON        302491303   9,737,165    142,024  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT
TELECOMMUNICATIONS INC      COMMON        37934X100   6,328,154  2,837,737  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP COM            COMMON        401698105   3,600,000    100,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COM      COMMON        438516106   4,184,804    119,600  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP COM     COMMON        443683107   1,831,176     79,306  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
JUPITER MEDIA METRIX COM    COMMON        48206U104     645,000    500,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC      COMMON        494580103   5,762,129    134,003  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE
WARRANTS (@30)  4/20/06     WARRANT       494580111   1,385,461     72,919  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE
WARRANTS(@33.33)4/20/06     WARRANT       494580129   2,856,610    182,298  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE                    COMMON        65332M103  20,069,750  2,432,697  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
ROCKWELL                    COMMON        773903109   7,624,000    200,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SAXON CAPITAL
ACQUISITION CO              COMMON        80556P104   6,000,000    600,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC COM  COMMON        78387G103  16,111,411    402,182  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SERVICE CORP INTERNATIONAL  COMMON        817565104   6,360,000  1,000,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
TELETECH HOLDINGS INC       COMMON        879939106   6,776,491    753,781  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS      COMMON        92343V104  26,866,737    502,182  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMMNCT
GROUP CL A                  COMMON        969455104   9,204,000  3,120,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
CHROMCRAFT REVINGTON COM    COMMON        171117104   1,492,800    155,500  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
DONNA KARAN INTL INC COM    COMMON        257826107   8,896,680    840,896  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
HARCOURT GEN INC COM        COMMON        41163G101  18,446,230    317,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA CO COM       COMMON        751277302   6,004,000    200,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN GENERAL CORP COM   COMMON        026351106  84,264,155  1,814,083  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
BARD C R INC COM            COMMON        067383109  17,338,541    304,452  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
GPU INC COM                 COMMON        36225X100  11,450,921    325,773  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN COM  COMMON        458801107   4,425,300    297,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
NIAGARA MOHAWK HLDGS COM    COMMON        653520106  22,521,900  1,273,143  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
QUAKER OATS CO COM          COMMON        747402105  18,279,930    200,328  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
ULTRAMAR DIAMOND SHMRK COM  COMMON        907000106  10,452,598    221,219  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
JACOR COMMUNICATIONS
INC WARRANTS                WARRANT       469,858,138   829,345     93,500  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SPIEKER PPTYS INC COM       COMMON        848497103  61,465,716  1,025,283  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
TOSCO CORP COM NEW          COMMON        891490302  30,822,358    699,713  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SUIZA FOODS CORP COM        COMMON        865077101   5,310,000    100,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
TEXACO INC COM              COMMON        881694103  55,075,403    826,958  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
NOVA CORP GA COM            COMMON        669784100   5,566,650    177,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
DURAMED PHARMACEUTICAL      COMMON        266354109   4,727,361    264,246  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
***HIGHPOINT
TELECOMMUNICATIONS INC.     COMMON        430904102      13,481    680,845  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM         COMMON        08658R108      23,432    354,500  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
BOGEN COMMUNICATIONS COM    COMMON        097189104   2,823,159  1,065,343  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
DEGEORGE FINANCIAL CORP     COMMON        244783106       2,100     17,500  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL LTD           COMMON        G4285W100     359,340     43,294  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
NOVO NETWORKS INC.          COMMON        670099100      11,182     31,950  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.     COMMON        768,030,108   639,000    127,800  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
BIG FOOT FINANCIAL CORP     COMMON        089165104     739,500     49,300  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM     COMMON        43706C100     230,955     17,300  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC
PFD SREX14.75%              PREFERRED     530553304   1,124,811     54,576  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STK 6.00%
11/01/06 SER C              PREFERRED     564621495   5,760,000    384,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00%
2/15/07 SER D               PREFERRED     564623053   1,007,500     65,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP  CLL OPT
35.0000 01192002            CALL OPTION   2E799C270      94,680      4,734  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA CLL OPT
30.0000 09222001            CALL OPTION   751277302     329,000      1,880  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS       WARRANT       104499116           0     25,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
DIVA SYS CORP WT EXP
06 144A                     WARRANT       255013112     383,539      2,119  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS       WARRANT       255013153      53,055     10,611  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V       WARRANT       08658T112   1,989,650     15,305  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
***LOEWEN GROUP INC
W/RTS TO                    COMMON        54042L100      33,907     41,100  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
CALDOR CORP COM             COMMON        208557108         281     28,100  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM              COMMON        577081102     370,075     19,560  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
PETSMART INC COM            COMMON        716768106     379,290     53,800  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
***SPX CORP COM             COMMON        784635104   1,612,694     12,883  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM       COMMON        478160104  14,026,900    280,538  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC COM       COMMON        17275R102   3,986,528    219,040  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM       COMMON        902124106  14,947,388    274,264  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
ENRON CORP                  COMMON        293561106   2,118,270     43,230  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP
W/RTS TO                    COMMON        432848109   1,642,084    141,559  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                   COMMON        501044101   4,322,000    172,880  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM              COMMON        577081102     431,376     22,800  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC            COMMON        55268B106   9,480,788    633,742  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
NATIONSBANK CORP            COMMON        629525957   4,747,292     79,082  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP COM    COMMON        656569100   1,646,090    181,088  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
PARK PL ENTMT CORP COM      COMMON        700690100   1,817,698    150,223  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM              COMMON        717081103  11,181,800    279,196  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM           COMMON        693475105   5,819,125     88,450  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
RITE AID                    COMMON        767754104     120,600     13,400  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                 COMMON        786514208   4,904,352    102,174  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC      COMMON        78387G103   2,376,680     59,328  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC COM        COMMON        882508104   4,344,795    137,930  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B              COMMON        925524308   4,604,197     88,970  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG
SPONSORED ADR               COMMON        251566105  10,542,161    469,584  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO              COMMON        254687106   6,482,916    224,400  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC       COMMON        939322103  12,637,640    336,555  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW        COMMON        949746101   9,796,730    211,000  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP COM           COMMON        767754104  15,794,991  1,754,999  X                                  X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                      $713,336,261 33,556,482
------------------------------------------------------------------------------------------------------------------------------------